November 22, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Helios Total Return Fund, Inc. (the “Fund”) (333-64994)

Ladies and Gentlemen:

Transmitted herewith for filing is a Registration Statement on Form N-14 for the above referenced Fund. This Registration Statement is being filed in connection with the proposed reorganization of the Helios Strategic Mortgage Income Fund, Inc. into the Helios Total Return Fund, Inc.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP